Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table sets forth the cash, cash equivalents, and restricted cash (in millions):

	December 31, 2021	December 31, 2020
Cash and cash equivalents:
Cash	$219.2	$56.7
Money market funds	556.4	372.1
Treasury bills	—	23.5

Total cash and cash equivalents	775.6	452.3

Restricted cash:
Fiduciary assets	25.0	12.1
Letters of credit and cash on deposit	18.1	28.0

Total restricted cash	43.1	40.1

Total cash, cash equivalents, and restricted cash	$818.7	$492.4

Restrictions on Cash and Cash Equivalents
The following table sets forth the cash, cash equivalents, and restricted cash (in millions):

	December 31, 2021	December 31, 2020
Cash and cash equivalents:
Cash	$219.2	$56.7
Money market funds	556.4	372.1
Treasury bills	—	23.5

Total cash and cash equivalents	775.6	452.3

Restricted cash:
Fiduciary assets	25.0	12.1
Letters of credit and cash on deposit	18.1	28.0

Total restricted cash	43.1	40.1

Total cash, cash equivalents, and restricted cash	$818.7	$492.4